Patents - Additional Information (Detail) (Inventergy Inc [Member], USD $)	Dec. 31, 2013
Inventergy Inc [Member]
Finite-Lived Intangible Assets, Amortization Expense, Remainder of Fiscal Year	$ 1,171,000